Shareholder Report, Holdings (Details)	Jul. 31, 2024
Kansas Municipal Fund | Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.56%	[1]
Kansas Municipal Fund | Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.09%	[1]
Kansas Municipal Fund | Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%	[1]
Kansas Municipal Fund | Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[1]
Kansas Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[1]
Kansas Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Kansas Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Kansas Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Kansas Municipal Fund | Class A [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Kansas Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Kansas Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Kansas Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Kansas Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Kansas Municipal Fund | Class A [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Kansas Municipal Fund | Class I [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.56%	[2]
Kansas Municipal Fund | Class I [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.09%	[2]
Kansas Municipal Fund | Class I [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%	[2]
Kansas Municipal Fund | Class I [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[2]
Kansas Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[2]
Kansas Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Kansas Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Kansas Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Kansas Municipal Fund | Class I [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Kansas Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Kansas Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Kansas Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Kansas Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Kansas Municipal Fund | Class I [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Maine Municipal Fund | Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%	[3]
Maine Municipal Fund | Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.91%	[3]
Maine Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Maine Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Maine Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Maine Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Maine Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Maine Municipal Fund | Class A [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Maine Municipal Fund | Class I [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%	[4]
Maine Municipal Fund | Class I [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.91%	[4]
Maine Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Maine Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Maine Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Maine Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Maine Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Maine Municipal Fund | Class I [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Nebraska Municipal Fund | Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%	[5]
Nebraska Municipal Fund | Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.06%	[5]
Nebraska Municipal Fund | Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[5]
Nebraska Municipal Fund | Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[5]
Nebraska Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.07%	[5]
Nebraska Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Nebraska Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nebraska Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Nebraska Municipal Fund | Class A [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Nebraska Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Nebraska Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Nebraska Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Nebraska Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Nebraska Municipal Fund | Class I [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%	[6]
Nebraska Municipal Fund | Class I [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.06%	[6]
Nebraska Municipal Fund | Class I [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[6]
Nebraska Municipal Fund | Class I [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[6]
Nebraska Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.07%	[6]
Nebraska Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Nebraska Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nebraska Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Nebraska Municipal Fund | Class I [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Nebraska Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Nebraska Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Nebraska Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Nebraska Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Oklahoma Municipal Fund | Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.32%	[7]
Oklahoma Municipal Fund | Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.91%	[7]
Oklahoma Municipal Fund | Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[7]
Oklahoma Municipal Fund | Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%	[7]
Oklahoma Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[7]
Oklahoma Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oklahoma Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oklahoma Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Oklahoma Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oklahoma Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oklahoma Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oklahoma Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oklahoma Municipal Fund | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oklahoma Municipal Fund | Class I [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.32%	[8]
Oklahoma Municipal Fund | Class I [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.91%	[8]
Oklahoma Municipal Fund | Class I [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[8]
Oklahoma Municipal Fund | Class I [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%	[8]
Oklahoma Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[8]
Oklahoma Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oklahoma Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oklahoma Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Oklahoma Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oklahoma Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oklahoma Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oklahoma Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oklahoma Municipal Fund | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Viking Tax-Free Fund for Montana | Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.72%	[9]
Viking Tax-Free Fund for Montana | Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.89%	[9]
Viking Tax-Free Fund for Montana | Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[9]
Viking Tax-Free Fund for Montana | Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[9]
Viking Tax-Free Fund for Montana | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.58%	[9]
Viking Tax-Free Fund for Montana | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Viking Tax-Free Fund for Montana | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Viking Tax-Free Fund for Montana | Class A [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Viking Tax-Free Fund for Montana | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Viking Tax-Free Fund for Montana | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Viking Tax-Free Fund for Montana | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Viking Tax-Free Fund for Montana | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Viking Tax-Free Fund for Montana | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Viking Tax-Free Fund for Montana | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Viking Tax-Free Fund for Montana | Class I [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.72%	[10]
Viking Tax-Free Fund for Montana | Class I [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.89%	[10]
Viking Tax-Free Fund for Montana | Class I [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[10]
Viking Tax-Free Fund for Montana | Class I [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[10]
Viking Tax-Free Fund for Montana | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.58%	[10]
Viking Tax-Free Fund for Montana | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Viking Tax-Free Fund for Montana | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Viking Tax-Free Fund for Montana | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Viking Tax-Free Fund for Montana | Class I [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Viking Tax-Free Fund for Montana | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Viking Tax-Free Fund for Montana | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Viking Tax-Free Fund for Montana | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Viking Tax-Free Fund for Montana | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Viking Tax-Free Fund for Montana | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Viking Tax-Free Fund for North Dakota | Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.29%	[11]
Viking Tax-Free Fund for North Dakota | Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.74%	[11]
Viking Tax-Free Fund for North Dakota | Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%	[11]
Viking Tax-Free Fund for North Dakota | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.33%	[11]
Viking Tax-Free Fund for North Dakota | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Viking Tax-Free Fund for North Dakota | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Viking Tax-Free Fund for North Dakota | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Viking Tax-Free Fund for North Dakota | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Viking Tax-Free Fund for North Dakota | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Viking Tax-Free Fund for North Dakota | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Viking Tax-Free Fund for North Dakota | Class I [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.29%	[12]
Viking Tax-Free Fund for North Dakota | Class I [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.74%	[12]
Viking Tax-Free Fund for North Dakota | Class I [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%	[12]
Viking Tax-Free Fund for North Dakota | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.33%	[12]
Viking Tax-Free Fund for North Dakota | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Viking Tax-Free Fund for North Dakota | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Viking Tax-Free Fund for North Dakota | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Viking Tax-Free Fund for North Dakota | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Viking Tax-Free Fund for North Dakota | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Viking Tax-Free Fund for North Dakota | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[4]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[5]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[6]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[7]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[8]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[9]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[10]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[11]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[12]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.